Other liabilities and provisions - Roll forward of other provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other liabilities and provisions
Balance at the beginning	$ 28	$ 33
Provided	14	5
Released	(9)	(5)
Paid	(7)	(3)
Exchange	(1)	(2)
Balance at the end	$ 25	$ 28